Related Parties (Details Textual) $ in Thousands	1 Months Ended
Apr. 30, 2017 USD ($)
Related Parties (Textual)
Settlement amount	$ 676
Payments for unpaid royalties	226
Payment on account of imatrix shares	450
Other income	450
Payments on arising from imatrix?s bad debt collection	$ 226